Related Party Transactions (Details) - USD ($) $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Aug. 31, 2018	Nov. 19, 2018	Dec. 31, 2017	Dec. 31, 2018	Sep. 30, 2018	Sep. 26, 2018
Second Lien PIK Notes
Related Party Transaction [Line Items]
Long-term debt face amount				$ 273.6
Predecessor | Second Lien PIK Notes
Related Party Transaction [Line Items]
Long-term debt face amount		$ 273.6				$ 273.6
QP
Related Party Transaction [Line Items]
Director fees paid		0.7
Related party legal fees			$ 3.2
QP | Predecessor | Maximum
Related Party Transaction [Line Items]
Pay for fees and out-of-pocket expenses	$ 13.0
QP | Predecessor | Second Lien PIK Notes
Related Party Transaction [Line Items]
Long-term debt face amount					$ 20.0
QP | Predecessor | Reorganization Items
Related Party Transaction [Line Items]
Fees and out-of-pocket expenses		$ 12.0
Principal Shareholders | Second Lien PIK Notes
Related Party Transaction [Line Items]
Long-term debt face amount				$ 36.1